Vanguard FTSE Social Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)
Basic Materials (1.8%)
Linde plc	186,377	37,711
Air Products & Chemicals Inc.	76,143	18,400
Newmont Corp.	282,726	16,531
DuPont de Nemours Inc.	257,200	13,048
Dow Inc.	259,600	10,021
LyondellBasell Industries NV Class A	92,978	5,928
International Flavors & Fragrances Inc.	36,819	4,904
International Paper Co.	135,000	4,597
FMC Corp.	45,210	4,449
Nucor Corp.	104,894	4,433
Celanese Corp.	41,000	3,686
Eastman Chemical Co.	47,000	3,200
Albemarle Corp.	36,160	2,767
CF Industries Holdings Inc.	74,939	2,201
Steel Dynamics Inc.	70,800	1,880
Mosaic Co.	118,854	1,437
Westlake Chemical Corp.	12,100	577
		135,770
Consumer Goods (8.2%)
Procter & Gamble Co.	843,347	97,761
PepsiCo Inc.	485,400	63,854
Coca-Cola Co.	1,329,700	62,070
* Tesla Inc.	49,976	41,730
NIKE Inc. Class B	405,682	39,992
Mondelez International Inc. Class A	492,527	25,670
Colgate-Palmolive Co.	291,566	21,089
Activision Blizzard Inc.	262,999	18,931
Kimberly-Clark Corp.	118,450	16,754
Estee Lauder Cos. Inc. Class A	75,431	14,895
General Mills Inc.	209,799	13,226
* Lululemon Athletica Inc.	40,841	12,256
* Electronic Arts Inc.	98,835	12,145
* Monster Beverage Corp.	132,745	9,546
Clorox Co.	43,442	8,960
Ford Motor Co.	1,366,747	7,804
McCormick & Co. Inc.	42,564	7,456
Corteva Inc.	260,800	7,122
Hershey Co.	50,168	6,807
Aptiv plc	89,451	6,740
Kraft Heinz Co.	217,573	6,629
DR Horton Inc.	116,912	6,465
Church & Dwight Co. Inc.	84,896	6,373
Tyson Foods Inc. Class A	99,954	6,141
VF Corp.	106,043	5,949

Conagra Brands Inc.	168,004	5,845
Lennar Corp. Class A	94,741	5,728
Kellogg Co.	84,775	5,537
Tiffany & Co.	42,127	5,398
* Take-Two Interactive Software Inc.	38,600	5,256
Hormel Foods Corp.	95,525	4,664
Garmin Ltd.	50,728	4,574
JM Smucker Co.	38,353	4,370
Genuine Parts Co.	48,309	4,029
Hasbro Inc.	43,400	3,190
Lamb Weston Holdings Inc.	50,218	3,016
PulteGroup Inc.	86,580	2,941
Campbell Soup Co.	57,508	2,932
Fortune Brands Home & Security Inc.	47,931	2,922
* LKQ Corp.	105,591	2,900
Keurig Dr Pepper Inc.	95,849	2,676
Whirlpool Corp.	21,318	2,597
Gentex Corp.	89,245	2,360
BorgWarner Inc.	70,690	2,273
Coca-Cola European Partners plc	60,198	2,269
Lear Corp.	20,856	2,212
Ingredion Inc.	22,946	1,933
Autoliv Inc.	29,845	1,898
* Mohawk Industries Inc.	20,243	1,887
Bunge Ltd.	47,299	1,846
Newell Brands Inc.	130,427	1,715
* Herbalife Nutrition Ltd.	34,229	1,501
Leggett & Platt Inc.	44,979	1,376
Toll Brothers Inc.	41,599	1,344
Tapestry Inc.	95,086	1,293
Ralph Lauren Corp. Class A	16,637	1,256
Hanesbrands Inc.	123,560	1,218
PVH Corp.	24,956	1,135
Harley-Davidson Inc.	52,681	1,124
* Capri Holdings Ltd.	50,408	758
* Under Armour Inc. Class A	67,150	588
* Under Armour Inc. Class C	63,737	501
Coty Inc. Class A	105,600	383
		625,810
Consumer Services (15.6%)
* Amazon.com Inc.	145,010	354,168
Home Depot Inc.	377,986	93,922
Walt Disney Co.	605,696	71,048
Comcast Corp. Class A	1,562,290	61,867
* Netflix Inc.	146,061	61,306
McDonald's Corp.	261,432	48,710
Costco Wholesale Corp.	152,310	46,983
Lowe's Cos. Inc.	268,112	34,948
Starbucks Corp.	408,954	31,894
CVS Health Corp.	449,516	29,475
* Charter Communications Inc. Class A	51,940	28,255
* Booking Holdings Inc.	14,495	23,763
TJX Cos. Inc.	420,232	22,171
Target Corp.	169,790	20,770
Dollar General Corp.	88,383	16,926
* MercadoLibre Inc.	15,600	13,286
Ross Stores Inc.	123,070	11,933

*	Uber Technologies Inc.	328,100	11,917
	eBay Inc.	261,500	11,909
	Walgreens Boots Alliance Inc.	261,780	11,241
*	O'Reilly Automotive Inc.	25,795	10,763
*	AutoZone Inc.	8,211	9,425
	Yum! Brands Inc.	104,700	9,395
	Kroger Co.	276,300	9,013
	Sysco Corp.	162,892	8,985
*	Chipotle Mexican Grill Inc. Class A	8,904	8,939
	McKesson Corp.	55,976	8,882
*	Spotify Technology SA	45,200	8,178
*	Dollar Tree Inc.	81,976	8,023
	Best Buy Co. Inc.	76,423	5,968
	Yum China Holdings Inc.	126,082	5,843
	Domino's Pizza Inc.	14,100	5,440
	Tractor Supply Co.	41,638	5,081
*	CarMax Inc.	56,664	4,989
	AmerisourceBergen Corp. Class A	51,148	4,876
*	Burlington Stores Inc.	22,500	4,718
*	Ulta Beauty Inc.	19,139	4,670
	Omnicom Group Inc.	74,333	4,073
	ViacomCBS Inc. Class B	186,900	3,876
	Expedia Group Inc.	46,090	3,663
	Darden Restaurants Inc.	44,767	3,441
	Fox Corp. Class A	113,030	3,297
	Advance Auto Parts Inc.	22,725	3,166
*	Liberty Global plc Class C	146,500	3,022
*	DISH Network Corp. Class A	89,300	2,826
	Sirius XM Holdings Inc.	470,300	2,737
	Vail Resorts Inc.	13,800	2,737
*	Altice USA Inc. Class A	103,700	2,667
*	Discovery Inc. Class C	117,198	2,296
	Interpublic Group of Cos. Inc.	132,513	2,267
	Aramark	86,887	2,249
*	Live Nation Entertainment Inc.	44,400	2,183
	Rollins Inc.	48,700	2,036
*	Liberty Media Corp -Liberty SiriusXM Class C	52,800	1,926
	Nielsen Holdings plc	122,159	1,697
	Fox Corp. Class B	57,472	1,654
	Southwest Airlines Co.	50,972	1,636
	News Corp. Class A	121,600	1,490
	Delta Air Lines Inc.	55,159	1,391
*	Liberty Global plc Class A	63,800	1,355
*,^	Discovery Inc. Class A	53,966	1,174
*	Liberty Media Corp -Liberty SiriusXM Class A	29,200	1,066
	Kohl's Corp.	53,666	1,031
*	United Airlines Holdings Inc.	25,341	711
^	Macy's Inc.	106,400	677
	Gap Inc.	73,493	654
	News Corp. Class B	52,500	644
	Nordstrom Inc.	37,131	599
^	American Airlines Group Inc.	37,750	396
	Alaska Air Group Inc.	10,654	364
*	Liberty Media Corp -Liberty SiriusXM Rights Exp. 06/05/2020	7,698	84
			1,194,765
Financials (16.4%)
	Visa Inc. Class A	594,088	115,990

JPMorgan Chase & Co.	1,081,318	105,223
Mastercard Inc. Class A	307,462	92,512
Bank of America Corp.	2,773,731	66,902
American Tower Corp.	152,385	39,341
Citigroup Inc.	732,777	35,107
S&P Global Inc.	85,153	27,676
BlackRock Inc.	51,012	26,967
Crown Castle International Corp.	143,694	24,738
Prologis Inc.	254,338	23,272
CME Group Inc.	122,645	22,395
American Express Co.	229,242	21,794
Goldman Sachs Group Inc.	110,683	21,748
Equinix Inc.	30,210	21,075
Chubb Ltd.	155,957	19,017
Marsh & McLennan Cos. Inc.	175,991	18,641
Intercontinental Exchange Inc.	190,532	18,529
Morgan Stanley	402,786	17,803
US Bancorp	482,231	17,148
Truist Financial Corp.	465,173	17,109
PNC Financial Services Group Inc.	149,698	17,072
Aon plc Class A	79,843	15,725
Progressive Corp.	202,270	15,712
Moody's Corp.	56,280	15,050
Charles Schwab Corp.	397,426	14,272
Digital Realty Trust Inc.	90,546	12,999
SBA Communications Corp. Class A	38,900	12,220
Allstate Corp.	110,098	10,769
Capital One Financial Corp.	157,982	10,749
Public Storage	51,237	10,388
Bank of New York Mellon Corp.	277,562	10,317
MetLife Inc.	271,620	9,781
T. Rowe Price Group Inc.	79,898	9,660
Travelers Cos. Inc.	88,505	9,468
IHS Markit Ltd.	134,729	9,358
MSCI Inc. Class A	28,450	9,356
Aflac Inc.	251,222	9,162
American International Group Inc.	301,848	9,074
Willis Towers Watson plc	44,526	9,034
Prudential Financial Inc.	137,825	8,402
Equity Residential	126,615	7,668
State Street Corp.	123,763	7,545
AvalonBay Communities Inc.	48,221	7,523
Welltower Inc.	142,537	7,222
MarketAxess Holdings Inc.	12,700	6,459
Alexandria Real Estate Equities Inc.	41,980	6,453
First Republic Bank	58,537	6,332
Realty Income Corp.	112,602	6,228
Ameriprise Financial Inc.	44,146	6,184
Arthur J Gallagher & Co.	64,489	6,080
Northern Trust Corp.	67,010	5,294
Discover Financial Services	108,077	5,135
* CBRE Group Inc. Class A	115,874	5,096
Invitation Homes Inc.	186,941	4,917
Hartford Financial Services Group Inc.	125,525	4,806
M&T Bank Corp.	45,239	4,780
Fifth Third Bancorp	244,982	4,750
Nasdaq Inc.	39,956	4,733

	Boston Properties Inc.	53,267	4,580
	Mid-America Apartment Communities Inc.	39,026	4,541
	Ventas Inc.	127,898	4,470
	Duke Realty Corp.	128,102	4,417
	Synchrony Financial	215,053	4,381
	Healthpeak Properties Inc.	177,450	4,372
	Sun Communities Inc.	31,700	4,349
*	Markel Corp.	4,662	4,184
	KeyCorp	346,073	4,101
	Cboe Global Markets Inc.	38,100	4,056
*	SVB Financial Group	17,900	3,844
	Regions Financial Corp.	331,783	3,753
	Equity LifeStyle Properties Inc.	59,800	3,726
*	Arch Capital Group Ltd.	131,672	3,716
	Principal Financial Group Inc.	96,045	3,709
	Citizens Financial Group Inc.	153,641	3,703
	UDR Inc.	99,733	3,688
	WP Carey Inc.	58,700	3,517
	E*TRADE Financial Corp.	76,598	3,488
	TD Ameritrade Holding Corp.	91,860	3,424
	Brown & Brown Inc.	80,900	3,252
	Huntington Bancshares Inc.	348,837	3,101
	Credicorp Ltd.	22,400	3,087
	Cincinnati Financial Corp.	52,351	3,086
	Fidelity National Financial Inc.	96,513	3,079
	Annaly Capital Management Inc.	491,633	3,028
	Host Hotels & Resorts Inc.	250,800	2,995
	Raymond James Financial Inc.	42,666	2,956
	Western Union Co.	143,927	2,881
	WR Berkley Corp.	49,331	2,859
	Globe Life Inc.	36,705	2,827
	Everest Re Group Ltd.	13,801	2,738
	Equitable Holdings Inc.	142,611	2,725
*,^	Zillow Group Inc. Class C	46,300	2,685
	Lincoln National Corp.	68,683	2,605
	RenaissanceRe Holdings Ltd.	15,135	2,541
	Iron Mountain Inc.	97,924	2,523
	Alleghany Corp.	4,868	2,498
	Regency Centers Corp.	57,202	2,448
	AGNC Investment Corp.	185,890	2,405
	SEI Investments Co.	43,731	2,371
	Ally Financial Inc.	128,548	2,242
	Commerce Bancshares Inc.	34,817	2,219
	Vornado Realty Trust	59,358	2,149
	Assurant Inc.	20,818	2,136
	Voya Financial Inc.	46,153	2,079
	Federal Realty Investment Trust	25,600	2,046
	VEREIT Inc.	367,294	2,013
	Zions Bancorp NA	55,946	1,841
	Franklin Resources Inc.	95,000	1,793
	Comerica Inc.	48,404	1,760
	People's United Financial Inc.	151,425	1,734
	Kimco Realty Corp.	141,944	1,577
	Old Republic International Corp.	96,800	1,509
	SL Green Realty Corp.	27,118	1,142
	Unum Group	69,698	1,056
	Invesco Ltd.	131,041	1,044

* Zillow Group Inc. Class A	16,050	930
Park Hotels & Resorts Inc.	82,100	807
Santander Consumer USA Holdings Inc.	38,498	636
CNA Financial Corp.	9,600	290
		1,258,472
Health Care (14.9%)
UnitedHealth Group Inc.	327,663	99,888
Pfizer Inc.	1,929,466	73,686
Merck & Co. Inc.	883,045	71,279
Abbott Laboratories	597,134	56,680
AbbVie Inc.	611,119	56,632
Bristol-Myers Squibb Co.	811,026	48,434
Thermo Fisher Scientific Inc.	138,310	48,296
Amgen Inc.	204,452	46,963
Medtronic plc	465,661	45,905
Eli Lilly and Co.	294,853	45,098
Danaher Corp.	219,067	36,499
Gilead Sciences Inc.	442,281	34,423
Anthem Inc.	88,085	25,907
* Vertex Pharmaceuticals Inc.	89,720	25,836
Cigna Corp.	127,226	25,104
Becton Dickinson and Co.	94,977	23,453
Stryker Corp.	118,890	23,270
Zoetis Inc.	166,186	23,165
* Intuitive Surgical Inc.	39,839	23,108
* Regeneron Pharmaceuticals Inc.	32,449	19,885
Humana Inc.	45,936	18,864
* Biogen Inc.	60,085	18,451
* Illumina Inc.	50,805	18,445
* Boston Scientific Corp.	480,375	18,249
* Edwards Lifesciences Corp.	71,813	16,138
Baxter International Inc.	167,546	15,081
* Centene Corp.	200,158	13,260
* DexCom Inc.	31,300	11,841
HCA Healthcare Inc.	93,366	9,981
* IQVIA Holdings Inc.	61,267	9,161
* IDEXX Laboratories Inc.	29,491	9,109
Zimmer Biomet Holdings Inc.	71,172	8,992
* Alexion Pharmaceuticals Inc.	73,898	8,860
ResMed Inc.	49,124	7,900
* BioMarin Pharmaceutical Inc.	62,214	6,629
* Align Technology Inc.	26,848	6,594
* Seattle Genetics Inc.	40,500	6,367
* Incyte Corp.	62,456	6,365
* Laboratory Corp. of America Holdings	33,357	5,848
Teleflex Inc.	15,900	5,769
Cardinal Health Inc.	100,613	5,503
Quest Diagnostics Inc.	46,397	5,488
Cooper Cos. Inc.	16,819	5,331
* Alnylam Pharmaceuticals Inc.	36,988	5,003
STERIS plc	29,000	4,811
* Hologic Inc.	90,127	4,777
* Exact Sciences Corp.	48,100	4,131
* Varian Medical Systems Inc.	31,263	3,795
Dentsply Sirona Inc.	76,799	3,573
* ABIOMED Inc.	15,280	3,421
* Henry Schein Inc.	50,254	3,051

* Mylan NV	176,835	3,019
* Elanco Animal Health Inc.	136,300	2,918
Universal Health Services Inc. Class B	27,570	2,907
* DaVita Inc.	29,923	2,423
Perrigo Co. plc	43,308	2,372
* Jazz Pharmaceuticals plc	19,054	2,274
		1,140,212
Industrials (8.2%)
* PayPal Holdings Inc.	407,367	63,146
Accenture plc Class A	220,963	44,551
Union Pacific Corp.	240,989	40,934
Fidelity National Information Services Inc.	211,307	29,336
United Parcel Service Inc. Class B	242,209	24,151
Caterpillar Inc.	185,720	22,311
Automatic Data Processing Inc.	151,096	22,134
* Fiserv Inc.	195,726	20,898
Illinois Tool Works Inc.	111,234	19,183
Global Payments Inc.	103,124	18,510
CSX Corp.	255,326	18,276
Sherwin-Williams Co.	28,754	17,076
Waste Management Inc.	147,114	15,704
Deere & Co.	98,046	14,915
FedEx Corp.	83,621	10,918
* Square Inc.	119,400	9,681
Verisk Analytics Inc. Class A	55,095	9,514
Agilent Technologies Inc.	107,025	9,433
* CoStar Group Inc.	13,203	8,672
PACCAR Inc.	117,379	8,670
Rockwell Automation Inc.	39,968	8,639
Johnson Controls International plc	264,049	8,294
Fastenal Co.	198,886	8,206
Paychex Inc.	111,200	8,038
Trane Technologies plc	82,160	7,412
Cintas Corp.	29,400	7,290
* FleetCor Technologies Inc.	29,600	7,216
* Keysight Technologies Inc.	64,566	6,982
Stanley Black & Decker Inc.	52,705	6,612
* Mettler-Toledo International Inc.	8,187	6,509
Republic Services Inc. Class A	74,232	6,344
Fortive Corp.	102,676	6,261
Old Dominion Freight Line Inc.	33,575	5,744
TransUnion	65,300	5,635
Kansas City Southern	33,451	5,035
Vulcan Materials Co.	45,706	4,951
Dover Corp.	49,818	4,845
* Zebra Technologies Corp.	18,400	4,808
Broadridge Financial Solutions Inc.	39,688	4,806
WW Grainger Inc.	15,147	4,690
Masco Corp.	96,900	4,520
Expeditors International of Washingto n Inc.	59,087	4,512
* Waters Corp.	22,209	4,438
IDEX Corp.	26,000	4,144
Martin Marietta Materials Inc.	21,490	4,128
Xylem Inc.	61,553	4,083
Westinghouse Air Brake Technologies Corp.	61,901	3,780
CH Robinson Worldwide Inc.	46,297	3,756
JB Hunt Transport Services Inc.	29,251	3,500

* Trimble Inc.	86,350	3,378
Packaging Corp. of America	32,920	3,338
Allegion plc	32,259	3,216
Avery Dennison Corp.	28,640	3,170
* XPO Logistics Inc.	31,500	2,482
Snap-on Inc.	19,019	2,467
Westrock Co.	87,500	2,455
Robert Half International Inc.	38,907	1,974
* Arrow Electronics Inc.	27,788	1,920
Sealed Air Corp.	53,337	1,712
* Flex Ltd.	175,000	1,699
MDU Resources Group Inc.	68,415	1,489
ManpowerGroup Inc.	20,211	1,397
Acuity Brands Inc.	13,638	1,175
Xerox Holdings Corp.	60,517	961
Alliance Data Systems Corp.	13,800	639
		626,663
Technology (31.3%)
Microsoft Corp.	2,622,278	480,532
Apple Inc.	1,429,416	454,469
* Facebook Inc. Class A	828,677	186,527
* Alphabet Inc. Class C	104,436	149,231
* Alphabet Inc. Class A	103,291	148,070
Intel Corp.	1,484,087	93,394
NVIDIA Corp.	202,339	71,834
Cisco Systems Inc.	1,486,385	71,079
* Adobe Inc.	166,760	64,469
* salesforce.com Inc.	295,161	51,591
Broadcom Inc.	134,004	39,031
Texas Instruments Inc.	325,195	38,614
International Business Machines Corp.	307,260	38,377
Oracle Corp.	695,851	37,416
QUALCOMM Inc.	396,279	32,051
* ServiceNow Inc.	64,633	25,073
Intuit Inc.	86,138	25,008
* Advanced Micro Devices Inc.	357,171	19,216
* Micron Technology Inc.	382,570	18,329
Applied Materials Inc.	318,892	17,915
* Autodesk Inc.	76,404	16,074
Analog Devices Inc.	127,290	14,377
Lam Research Corp.	49,971	13,676
* Workday Inc. Class A	57,156	10,484
Cognizant Technology Solutions Corp. Class A	190,837	10,114
* Splunk Inc.	54,158	10,065
* Veeva Systems Inc. Class A	45,400	9,937
KLA Corp.	54,250	9,546
* Synopsys Inc.	52,115	9,428
NXP Semiconductors NV	96,948	9,317
* Cadence Design Systems Inc.	96,200	8,782
* Twilio Inc.	42,700	8,438
* Twitter Inc.	264,499	8,192
Motorola Solutions Inc.	59,186	8,010
Xilinx Inc.	86,475	7,951
Cerner Corp.	108,372	7,900
Microchip Technology Inc.	81,700	7,845
* VeriSign Inc.	35,749	7,829
* Palo Alto Networks Inc.	33,018	7,768

* Atlassian Corp. plc Class A	41,700	7,727
* DocuSign Inc. Class A	55,000	7,686
HP Inc.	504,287	7,635
Marvell Technology Group Ltd.	230,800	7,529
* RingCentral Inc. Class A	25,900	7,103
* Okta Inc.	36,100	7,060
Skyworks Solutions Inc.	58,647	6,952
* Fortinet Inc.	49,800	6,932
Citrix Systems Inc.	40,438	5,990
* Akamai Technologies Inc.	54,503	5,766
CDW Corp.	49,708	5,513
Maxim Integrated Products Inc.	92,196	5,318
* Paycom Software Inc.	16,900	5,023
* Arista Networks Inc.	20,642	4,819
Seagate Technology plc	90,371	4,793
* GoDaddy Inc. Class A	59,500	4,596
Western Digital Corp.	102,423	4,545
NortonLifeLock Inc.	193,283	4,403
Hewlett Packard Enterprise Co.	449,861	4,368
* Check Point Software Technologies Ltd.	39,158	4,294
* Qorvo Inc.	39,900	4,179
* VMware Inc. Class A	26,374	4,121
* Yandex NV Class A	100,020	4,024
* Gartner Inc.	30,000	3,651
NetApp Inc.	78,565	3,499
* F5 Networks Inc.	20,944	3,035
Amdocs Ltd.	45,725	2,847
Juniper Networks Inc.	114,125	2,769
* PTC Inc.	35,700	2,727
* Dell Technologies Inc.	53,253	2,643
CDK Global Inc.	41,750	1,641
DXC Technology Co.	88,005	1,251
		2,402,398
Telecommunications (2.3%)
Verizon Communications Inc.	1,434,180	82,293
AT&T Inc.	2,532,080	78,140
* T-Mobile US Inc.	128,376	12,843
CenturyLink Inc.	374,400	3,680
		176,956
Utilities (0.9%)
Sempra Energy	97,600	12,328
Consolidated Edison Inc.	115,425	8,664
American Water Works Co. Inc.	62,597	7,950
PPL Corp.	267,237	7,467
Edison International	121,500	7,060
CMS Energy Corp.	98,505	5,770
Atmos Energy Corp.	41,600	4,276
Alliant Energy Corp.	82,800	4,087
CenterPoint Energy Inc.	173,916	3,092
NiSource Inc.	128,292	3,057
AES Corp.	228,300	2,851
Avangrid Inc.	19,739	878
		67,480
Total Common Stocks (Cost $5,288,227)		7,628,526

	Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1,2 Vanguard Market Liquidity Fund	0.307%		248,696	24,870
			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
3 United States Cash Management Bill	0.116%	9/29/20	2,870	2,868
Total Temporary Cash Investments (Cost $27,739)				27,738
Total Investments (99.9%) (Cost $5,315,966)				7,656,264
Other Assets and Liabilities -Net (0.1%)2				6,842
Net Assets (100%)				7,663,106
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,671,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $4,897,000 was received for securities on loan, of which $4,384,000 is held in Vanguard Market
Liquidity Fund and $513,000 is held in cash.
3 Securities with a value of $2,594,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	213	32,397	1,204

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performanc e and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	7,628,526	—	—	7,628,526
Temporary Cash Investments	24,870	2,868	—	27,738
Total	7,653,396	2,868	—	7,656,264
Derivative Financial Instruments
Assets
Futures Contracts[1]	42	—	—	42
1 Represents variation margin on the last day of the reporting period.